Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 1,445	SFr 1,505
Net deferred tax assets	3,374	SFr 3,180
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	1,410		SFr 1,437
Net deferred tax assets	SFr 3,721		SFr 4,170